UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7885

Name of Fund: Master MidCap Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master MidCap Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

Master MidCap Index Series
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.2%                             3,599  Alliant Techsystems, Inc. (a)                           $     291,735
                                                       4,200  DRS Technologies, Inc.                                        183,414
                                                      13,684  Precision Castparts Corp.                                     864,281
                                                                                                                      -------------
                                                                                                                          1,339,430
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.5%                        17,296  CH Robinson Worldwide, Inc.                                   771,056
                                                      21,314  Expeditors International Washington, Inc.                     950,178
                                                                                                                      -------------
                                                                                                                          1,721,234
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                                        8,400  AirTran Holdings, Inc. (a)                                     83,328
                                                       4,224  Alaska Air Group, Inc. (a)                                    160,681
                                                      17,762  JetBlue Airways Corp. (a)(b)                                  164,654
                                                                                                                      -------------
                                                                                                                            408,663
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.8%                                 7,045  ArvinMeritor, Inc.                                            100,321
                                                       1,040  Bandag, Inc.                                                   42,682
                                                       5,905  BorgWarner, Inc.                                              337,589
                                                      14,127  Gentex Corp.                                                  200,745
                                                       7,001  Lear Corp.                                                    144,921
                                                       2,921  Modine Manufacturing Co.                                       71,068
                                                                                                                      -------------
                                                                                                                            897,326
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                                     3,362  Thor Industries, Inc.                                         138,414
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                                       5,507  PepsiAmericas, Inc.                                           117,519
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                                   6,180  Cephalon, Inc. (a)                                            381,615
                                                       3,475  Martek Biosciences Corp. (a)                                   74,747
                                                      30,752  Millennium Pharmaceuticals, Inc. (a)                          305,982
                                                      11,788  PDL BioPharma, Inc. (a)                                       226,330
                                                      11,004  Vertex Pharmaceuticals, Inc. (a)                              370,285
                                                                                                                      -------------
                                                                                                                          1,358,959
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.9%                                 7,392  AG Edwards, Inc.                                              393,846
                                                      12,385  Eaton Vance Corp.                                             357,431
                                                       6,351  Investors Financial Services Corp.                            273,601
                                                       9,972  Jefferies Group, Inc. New Shares                              284,202
                                                       8,654  Raymond James Financial, Inc.                                 253,043
                                                       6,526  SEI Investments Co.                                           366,696
                                                       8,951  Waddell & Reed Financial, Inc. Class A                        221,537
                                                                                                                      -------------
                                                                                                                          2,150,356
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.9%                                       7,486  Airgas, Inc.                                                  270,769
                                                       4,181  Albemarle Corp.                                               227,154
                                                       6,611  Cabot Corp.                                                   245,929
                                                      23,193  Chemtura Corp.                                                201,083
                                                       3,989  Cytec Industries, Inc.                                        221,748
                                                       4,062  FMC Corp.                                                     260,252
                                                       3,681  Ferro Corp.                                                    65,448
                                                       6,549  Lubrizol Corp.                                                299,486
                                                      21,048  Lyondell Chemical Co.                                         533,988
                                                       1,987  Minerals Technologies, Inc.                                   106,106
                                                       7,848  Olin Corp.                                                    120,545
                                                      11,224  RPM International, Inc.                                       213,144
                                                       4,866  The Scotts Miracle-Gro Co.                                    216,488
                                                       4,124  Sensient Technologies Corp.                                    80,707
                                                      10,136  Valspar Corp.                                                 269,618
                                                                                                                      -------------
                                                                                                                          3,332,465
-----------------------------------------------------------------------------------------------------------------------------------

Master MidCap Index Series
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.2%                               12,826  Associated Banc-Corp.                                   $     416,845
                                                       4,831  Bank of Hawaii Corp.                                          232,661
                                                       4,800  Cathay General Bancorp                                        173,280
                                                       4,187  City National Corp.                                           280,780
                                                      16,000  The Colonial BancGroup, Inc.                                  392,000
                                                       5,402  Cullen/Frost Bankers, Inc.                                    312,344
                                                       8,129  FirstMerit Corp.                                              188,349
                                                       5,208  Greater Bay Bancorp                                           146,918
                                                      12,232  Mercantile Bankshares Corp.                                   443,655
                                                       3,750  SVB Financial Group (a)                                       167,400
                                                      11,265  TCF Financial Corp.                                           296,157
                                                       4,730  Texas Regional Bancshares, Inc. Class A                       181,869
                                                       3,264  Westamerica Bancorp.                                          164,865
                                                       6,583  Wilmington Trust Corp.                                        293,273
                                                                                                                      -------------
                                                                                                                          3,690,396
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 3.7%                  8,575  Adesa, Inc.                                                   198,168
                                                      10,360  Avis Budget Group, Inc.                                       189,484
                                                       2,546  Banta Corp.                                                   121,190
                                                       4,861  The Brink's Co.                                               257,925
                                                       8,170  ChoicePoint, Inc. (a)                                         292,486
                                                       6,688  Copart, Inc. (a)                                              188,535
                                                       4,125  Corporate Executive Board Co.                                 370,879
                                                       5,214  Deluxe Corp.                                                   89,159
                                                       6,364  Dun & Bradstreet Corp. (a)                                    477,236
                                                       4,718  HNI Corp.                                                     196,174
                                                       6,242  Herman Miller, Inc.                                           213,539
                                                       1,781  Kelly Services, Inc. Class A                                   48,817
                                                       4,039  Korn/Ferry International (a)                                   84,577
                                                       8,798  Manpower, Inc.                                                539,053
                                                       2,800  Mine Safety Appliances Co.                                     99,792
                                                       4,900  Navigant Consulting, Inc. (a)                                  98,294
                                                      11,744  Republic Services, Inc. Class A                               472,226
                                                       2,606  Rollins, Inc.                                                  55,013
                                                       4,355  Stericycle, Inc. (a)                                          303,935
                                                                                                                      -------------
                                                                                                                          4,296,482
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.9%                       40,981  3Com Corp. (a)                                                180,726
                                                       6,757  Adtran, Inc.                                                  161,087
                                                      15,100  Andrew Corp. (a)                                              139,373
                                                       5,383  Avocent Corp. (a)                                             162,136
                                                       6,100  CommScope, Inc. (a)                                           200,446
                                                       3,702  Dycom Industries, Inc. (a)                                     79,593
                                                       4,175  F5 Networks, Inc. (a)                                         224,281
                                                      13,339  Harris Corp.                                                  593,452
                                                       4,318  Plantronics, Inc.                                              75,695
                                                       8,582  Polycom, Inc. (a)                                             210,516
                                                      12,093  Powerwave Technologies, Inc. (a)                               91,907
                                                      11,388  Utstarcom, Inc. (a)                                           101,012
                                                                                                                      -------------
                                                                                                                          2,220,224
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.9%                         6,824  Diebold, Inc.                                                 297,049
                                                       3,599  Imation Corp.                                                 144,500

Master MidCap Index Series
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      14,563  McData Corp. (a)                                        $      73,252
                                                      10,800  Palm, Inc. (a)                                                157,248
                                                      21,600  Western Digital Corp. (a)                                     390,960
                                                                                                                      -------------
                                                                                                                          1,063,009
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.7%                      3,281  Granite Construction, Inc.                                    175,041
                                                       5,861  Jacobs Engineering Group, Inc. (a)                            437,993
                                                      11,483  Quanta Services, Inc. (a)                                     193,603
                                                                                                                      -------------
                                                                                                                            806,637
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.5%                          4,700  Florida Rock Industries, Inc.                                 181,937
                                                       4,683  Martin Marietta Materials, Inc.                               396,275
                                                                                                                      -------------
                                                                                                                            578,212
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.5%                               12,206  AmeriCredit Corp. (a)                                         305,028
                                                       8,200  MoneyGram International, Inc.                                 238,292
                                                                                                                      -------------
                                                                                                                            543,320
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.4%                          7,588  Packaging Corp. of America                                    176,042
                                                       9,520  Sonoco Products Co.                                           320,253
                                                                                                                      -------------
                                                                                                                            496,295
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 1.1%                   9,548  Career Education Corp. (a)                                    214,830
                                                       8,638  Corinthian Colleges, Inc. (a)                                  93,377
                                                       5,874  DeVry, Inc. (a)                                               124,940
                                                       3,424  ITT Educational Services, Inc. (a)                            227,011
                                                       4,964  Laureate Education, Inc. (a)                                  237,577
                                                       4,762  Regis Corp.                                                   170,718
                                                       5,775  Sotheby's Holdings Inc. Class A                               186,186
                                                                                                                      -------------
                                                                                                                          1,254,639
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.4%                 15,834  Leucadia National Corp.                                       414,376
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%         23,339  Cincinnati Bell, Inc. (a)                                     112,494
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.1%                             11,899  DPL, Inc.                                                     322,701
                                                       8,104  Duquesne Light Holdings, Inc.                                 159,325
                                                       8,386  Great Plains Energy, Inc.                                     260,134
                                                       7,676  Hawaiian Electric Industries, Inc.                            207,713
                                                       4,618  IDACORP, Inc.                                                 174,607
                                                      15,216  Northeast Utilities                                           354,076
                                                      18,558  Pepco Holdings, Inc.                                          448,547
                                                      21,218  Sierra Pacific Resources (a)                                  304,266
                                                       8,823  Westar Energy, Inc.                                           207,429
                                                                                                                      -------------
                                                                                                                          2,438,798
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.0%                            6,718  Ametek, Inc.                                                  292,569
                                                       5,780  Hubbell, Inc. Class B                                         276,862
                                                       8,400  Roper Industries, Inc.                                        375,816
                                                       5,027  Thomas & Betts Corp. (a)                                      239,838
                                                                                                                      -------------
                                                                                                                          1,185,085
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 2.2%              8,900  Amphenol Corp. Class A                                        551,177
                                                      11,813  Arrow Electronics, Inc. (a)                                   324,031
                                                      13,213  Avnet, Inc. (a)                                               259,239
                                                       6,157  CDW Corp.                                                     379,764
                                                      13,300  Ingram Micro, Inc. Class A (a)                                254,828
                                                       7,783  Kemet Corp. (a)                                                62,809
                                                       5,286  National Instruments Corp.                                    144,519

Master MidCap Index Series
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       3,781  Newport Corp. (a)                                       $      61,630
                                                       4,446  Plexus Corp. (a)                                               85,363
                                                       5,770  Tech Data Corp. (a)                                           210,778
                                                      17,810  Vishay Intertechnology, Inc. (a)                              250,052
                                                                                                                      -------------
                                                                                                                          2,584,190
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.2%                    11,448  Cameron International Corp. (a)                               553,053
                                                      15,572  ENSCO International, Inc.                                     682,521
                                                       7,038  FMC Technologies, Inc. (a)                                    377,941
                                                      12,985  Grant Prideco, Inc. (a)                                       493,820
                                                       9,846  Hanover Compressor Co. (a)                                    179,394
                                                      10,222  Helmerich & Payne, Inc.                                       235,413
                                                      16,187  Patterson-UTI Energy, Inc.                                    384,603
                                                      15,967  Pride International, Inc. (a)                                 437,815
                                                       6,101  Tidewater, Inc.                                               269,603
                                                                                                                      -------------
                                                                                                                          3,614,163
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%                        6,745  BJ's Wholesale Club, Inc. (a)                                 196,819
                                                       3,140  Ruddick Corp.                                                  81,734
                                                                                                                      -------------
                                                                                                                            278,553
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.9%                                   6,979  Hormel Foods Corp.                                            251,104
                                                       6,020  The J.M. Smucker Co.                                          288,659
                                                       2,661  Lancaster Colony Corp.                                        119,106
                                                      10,300  Smithfield Foods, Inc. (a)                                    278,306
                                                       2,268  Tootsie Roll Industries, Inc.                                  66,475
                                                                                                                      -------------
                                                                                                                          1,003,650
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.0%                                   7,818  AGL Resources, Inc.                                           285,357
                                                      12,415  Equitable Resources, Inc.                                     434,277
                                                       8,408  National Fuel Gas Co.                                         305,631
                                                      11,282  Oneok, Inc.                                                   426,347
                                                       8,755  Questar Corp.                                                 715,896
                                                       5,248  WGL Holdings, Inc.                                            164,472
                                                                                                                      -------------
                                                                                                                          2,331,980
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 3.3%                6,069  Advanced Medical Optics, Inc. (a)                             240,029
                                                       6,433  Beckman Coulter, Inc.                                         370,283
                                                      10,894  Cytyc Corp. (a)                                               266,685
                                                      15,710  Dentsply International, Inc.                                  473,028
                                                       5,895  Edwards Lifesciences Corp. (a)                                274,648
                                                       5,075  Gen-Probe, Inc. (a)                                           237,967
                                                       6,355  Hillenbrand Industries, Inc.                                  362,108
                                                       3,725  Intuitive Surgical, Inc. (a)                                  392,801
                                                       7,100  Resmed, Inc. (a)                                              285,775
                                                       6,094  Steris Corp.                                                  146,622
                                                      13,103  Varian Medical Systems, Inc. (a)                              699,569
                                                                                                                      -------------
                                                                                                                          3,749,515
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 3.2%                4,542  Apria Healthcare Group, Inc. (a)                               89,659
                                                       9,606  Community Health Systems, Inc. (a)                            358,784
                                                      11,763  Health Net, Inc. (a)                                          511,926
                                                       8,578  Henry Schein, Inc. (a)                                        430,101
                                                       5,733  LifePoint Hospitals, Inc. (a)                                 202,490
                                                       9,613  Lincare Holdings, Inc. (a)                                    332,994
                                                      12,350  Omnicare, Inc.                                                532,161

Master MidCap Index Series
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       5,300  Psychiatric Solutions, Inc. (a)                         $     180,677
                                                       8,545  Triad Hospitals, Inc. (a)                                     376,236
                                                       5,877  Universal Health Services, Inc. Class B                       352,209
                                                       8,050  VCA Antech, Inc. (a)                                          290,283
                                                                                                                      -------------
                                                                                                                          3,657,520
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.7%                   7,601  Applebees International, Inc.                                 163,497
                                                       3,755  Bob Evans Farms, Inc.                                         113,701
                                                       4,520  Boyd Gaming Corp.                                             173,749
                                                       8,557  Brinker International, Inc.                                   343,050
                                                       3,304  CBRL Group, Inc.                                              133,581
                                                       8,232  The Cheesecake Factory, Inc. (a)                              223,828
                                                       3,364  International Speedway Corp. Class A                          167,662
                                                       7,149  OSI Restaurant Partners, Inc.                                 226,695
                                                       5,743  Ruby Tuesday, Inc.                                            161,895
                                                       6,900  Scientific Games Corp. Class A (a)                            219,420
                                                                                                                      -------------
                                                                                                                          1,927,078
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.5%                              6,082  American Greetings Class A                                    140,616
                                                       4,050  Beazer Homes USA, Inc.                                        158,112
                                                       2,124  Blyth, Inc.                                                    51,677
                                                       5,301  Furniture Brands International, Inc. (b)                      100,931
                                                       3,433  Hovnanian Enterprises, Inc. Class A (a)                       100,724
                                                       3,600  MDC Holdings, Inc.                                            167,220
                                                       5,230  Mohawk Industries, Inc. (a)                                   389,373
                                                       4,517  Ryland Group, Inc.                                            195,180
                                                      12,277  Toll Brothers, Inc. (a)                                       344,738
                                                       5,645  Tupperware Corp.                                              109,852
                                                                                                                      -------------
                                                                                                                          1,758,423
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.6%                              6,443  Church & Dwight Co., Inc.                                     251,986
                                                       5,870  Energizer Holdings, Inc. (a)                                  422,581
                                                                                                                      -------------
                                                                                                                            674,567
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 3.1%                                     7,199  Acxiom Corp.                                                  177,527
                                                       6,481  Alliance Data Systems Corp. (a)                               357,686
                                                      12,591  The BISYS Group, Inc. (a)                                     136,738
                                                       5,158  CSG Systems International, Inc. (a)                           136,326
                                                      13,425  Ceridian Corp. (a)                                            300,183
                                                       9,054  CheckFree Corp. (a)                                           374,111
                                                      14,116  Cognizant Technology Solutions Corp. (a)                    1,045,431
                                                       6,057  DST Systems, Inc. (a)                                         373,535
                                                       6,849  Fidelity National Information Services, Inc.                  253,413
                                                       5,227  Gartner, Inc. Class A (a)                                      91,943
                                                       9,788  MPS Group, Inc. (a)                                           147,897
                                                       3,800  SRA International, Inc. Class A (a)                           114,228
                                                                                                                      -------------
                                                                                                                          3,509,018
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy                   3,474  Black Hills Corp.                                             116,761
Traders - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.5%                        2,921  Carlisle Cos., Inc.                                           245,656
                                                         581  Sequa Corp. Class A (a)                                        54,533
                                                       4,152  Teleflex, Inc.                                                231,017
                                                                                                                      -------------
                                                                                                                            531,206
-----------------------------------------------------------------------------------------------------------------------------------

Master MidCap Index Series
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.9%                                       4,383  American Financial Group, Inc.                          $     205,694
                                                       4,293  AmerUs Group Co.                                              291,967
                                                       9,561  Arthur J. Gallagher & Co.                                     254,992
                                                      11,110  Brown & Brown, Inc.                                           339,522
                                                       6,630  Everest Re Group Ltd.                                         646,624
                                                      17,627  Fidelity National Financial, Inc.                             734,165
                                                       9,729  First American Corp.                                          411,926
                                                      10,699  HCC Insurance Holdings, Inc.                                  351,783
                                                       4,930  The Hanover Insurance Group, Inc.                             220,026
                                                       3,700  Horace Mann Educators Corp.                                    71,151
                                                       3,250  Mercury General Corp.                                         161,233
                                                       6,462  Ohio Casualty Corp.                                           167,172
                                                      23,001  Old Republic International Corp.                              509,472
                                                       6,670  Protective Life Corp.                                         305,152
                                                       5,162  Stancorp Financial Group, Inc.                                230,380
                                                       4,064  Unitrin, Inc.                                                 179,507
                                                      16,766  W.R. Berkley Corp.                                            593,349
                                                                                                                      -------------
                                                                                                                          5,674,115
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%                       6,100  Coldwater Creek, Inc. (a)                                     175,436
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%                    6,110  Callaway Golf Co.                                              80,102
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 1.7%                  7,100  Affymetrix, Inc. (a)                                          153,076
                                                       7,074  Charles River Laboratories International, Inc. (a)            307,082
                                                       6,318  Covance, Inc. (a)                                             419,389
                                                       5,525  Invitrogen Corp. (a)                                          350,340
                                                      10,000  Pharmaceutical Product Development, Inc.                      356,900
                                                       3,725  Techne Corp. (a)                                              189,454
                                                       3,321  Varian, Inc. (a)                                              152,334
                                                                                                                      -------------
                                                                                                                          1,928,575
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 3.6%                                       9,005  AGCO Corp. (a)                                                228,277
                                                       4,791  Crane Co.                                                     200,264
                                                       6,805  Donaldson Co., Inc.                                           251,104
                                                       4,200  Federal Signal Corp.                                           64,050
                                                       5,514  Flowserve Corp. (a)                                           278,953
                                                       6,483  Graco, Inc.                                                   253,226
                                                       4,062  Harsco Corp.                                                  315,414
                                                      11,762  Joy Global, Inc.                                              442,369
                                                       4,100  Kennametal, Inc.                                              232,265
                                                       4,300  Lincoln Electric Holdings, Inc.                               234,135
                                                       3,599  Nordson Corp.                                                 143,456
                                                       7,200  Oshkosh Truck Corp.                                           363,384
                                                       9,754  Pentair, Inc.                                                 255,457
                                                       5,980  SPX Corp.                                                     319,571
                                                       9,075  Timken Co.                                                    270,254
                                                       7,703  Trinity Industries, Inc.                                      247,806
                                                                                                                      -------------
                                                                                                                          4,099,985
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                                          4,421  Alexander & Baldwin, Inc.                                     196,160
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.2%                                           8,126  Belo Corp. Class A                                            128,472
                                                       3,943  Catalina Marketing Corp.                                      108,432
                                                       3,101  Emmis Communications Corp. Class A (a)                         37,987

Master MidCap Index Series
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       3,245  Entercom Communications Corp.                           $      81,774
                                                       4,917  Harte-Hanks, Inc.                                             129,563
                                                       4,162  Lee Enterprises, Inc.                                         105,049
                                                       2,131  Media General, Inc. Class A                                    80,381
                                                       8,855  The Reader's Digest Association, Inc. Class A                 114,761
                                                       2,905  Scholastic Corp. (a)                                           90,491
                                                       4,767  Valassis Communications, Inc. (a)                              84,138
                                                         565  Washington Post Class B                                       416,405
                                                       5,907  Westwood One, Inc.                                             41,822
                                                                                                                      -------------
                                                                                                                          1,419,275
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                                12,300  Commercial Metals Co.                                         250,059
                                                       6,600  Reliance Steel & Aluminum Co.                                 212,124
                                                       4,700  Steel Dynamics, Inc.                                          237,115
                                                       6,827  Worthington Industries, Inc.                                  116,469
                                                                                                                      -------------
                                                                                                                            815,767
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 3.4%                                12,113  Alliant Energy Corp.                                          432,797
                                                      35,335  Aquila, Inc. (a)                                              153,001
                                                      14,181  Energy East Corp.                                             336,373
                                                      17,428  MDU Resources Group, Inc.                                     389,342
                                                      10,679  NSTAR                                                         356,251
                                                       9,419  OGE Energy Corp.                                              340,120
                                                       7,374  PNM Resources, Inc.                                           203,301
                                                      11,605  Puget Energy, Inc.                                            263,782
                                                      11,316  SCANA Corp.                                                   455,695
                                                       7,126  Vectren Corp.                                                 191,333
                                                       4,543  WPS Resources Corp.                                           225,469
                                                      11,729  Wisconsin Energy Corp.                                        505,989
                                                                                                                      -------------
                                                                                                                          3,853,453
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%                                4,976  99 Cents Only Stores (a)                                       58,866
                                                      10,513  Dollar Tree Stores, Inc. (a)                                  325,482
                                                      14,171  Saks, Inc.                                                    244,875
                                                                                                                      -------------
                                                                                                                            629,223
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%                              6,896  Zebra Technologies Corp. Class A (a)                          246,463
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.5%                    14,110  Arch Coal, Inc.                                               407,920
                                                      11,550  Denbury Resources, Inc. (a)                                   333,795
                                                       5,857  Forest Oil Corp. (a)                                          185,023
                                                      13,015  Newfield Exploration Co. (a)                                  501,598
                                                      17,665  Noble Energy, Inc.                                            805,347
                                                       3,024  Overseas Shipholding Group                                    186,792
                                                      26,444  Peabody Energy Corp.                                          972,610
                                                      12,454  Pioneer Natural Resources Co.                                 487,200
                                                       7,754  Plains Exploration & Production Co. (a)                       332,724
                                                       5,739  Pogo Producing Co.                                            235,012
                                                       5,800  Quicksilver Resources, Inc. (a)(b)                            185,020
                                                      16,800  Southwestern Energy Co. (a)                                   501,816
                                                                                                                      -------------
                                                                                                                          5,134,857
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%                         5,930  Bowater, Inc.                                                 121,980
                                                       4,125  P.H. Glatfelter Co.                                            55,894
                                                                                                                      -------------
                                                                                                                            177,874
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.9%                                 5,700  Medicis Pharmaceutical Corp. Class A                          184,395
                                                       3,883  Par Pharmaceutical Cos., Inc. (a)                              70,826

Master MidCap Index Series
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       7,283  Perrigo Co.                                             $     123,593
                                                      11,070  Sepracor, Inc. (a)                                            536,231
                                                       8,973  Valeant Pharmaceuticals International                         177,486
                                                                                                                      -------------
                                                                                                                          1,092,531
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 4.4%           8,786  AMB Property Corp.                                            484,196
                                                      11,025  Developers Diversified Realty Corp.                           614,754
                                                       5,764  Highwoods Properties, Inc.                                    214,478
                                                       7,130  Hospitality Properties Trust                                  336,536
                                                       9,298  Liberty Property Trust                                        444,351
                                                       7,086  Longview Fibre Co.                                            143,988
                                                       7,200  The Macerich Co.                                              549,792
                                                       6,505  Mack-Cali Realty Corp.                                        336,959
                                                      10,380  New Plan Excel Realty Trust                                   280,779
                                                       4,163  Potlatch Corp.                                                154,447
                                                       7,316  Rayonier, Inc.                                                276,545
                                                       6,725  Regency Centers Corp.                                         462,411
                                                      13,875  United Dominion Realty Trust, Inc.                            419,025
                                                       7,575  Weingarten Realty Investors                                   325,877
                                                                                                                      -------------
                                                                                                                          5,044,138
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.8%                                     4,595  Con-way, Inc.                                                 205,948
                                                      11,096  JB Hunt Transport Services, Inc.                              230,464
                                                       5,498  Swift Transportation Co., Inc. (a)                            130,413
                                                       5,433  Werner Enterprises, Inc.                                      101,651
                                                       5,906  YRC Worldwide, Inc. (a)                                       218,758
                                                                                                                      -------------
                                                                                                                            887,234
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 3.8%       41,670  Atmel Corp. (a)                                               251,687
                                                       7,543  Cree, Inc. (a)(b)                                             151,690
                                                      13,587  Cypress Semiconductor Corp. (a)                               241,441
                                                      12,007  Fairchild Semiconductor International, Inc. (a)               224,531
                                                      19,420  Integrated Device Technology, Inc. (a)                        311,885
                                                       7,324  International Rectifier Corp. (a)                             255,168
                                                      14,463  Intersil Corp. Class A                                        355,067
                                                      14,379  Lam Research Corp. (a)                                        651,800
                                                      10,523  Lattice Semiconductor Corp. (a)                                71,767
                                                      16,650  MEMC Electronic Materials, Inc. (a)                           609,889
                                                       5,567  Micrel, Inc. (a)                                               53,388
                                                      21,796  Microchip Technology, Inc.                                    706,626
                                                      20,071  RF Micro Devices, Inc. (a)                                    152,138
                                                       7,407  Semtech Corp. (a)                                              94,513
                                                       5,764  Silicon Laboratories, Inc. (a)                                178,799
                                                      12,645  TriQuint Semiconductor, Inc. (a)                               65,754
                                                                                                                      -------------
                                                                                                                          4,376,143
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.5%                                       25,621  Activision, Inc. (a)                                          386,877
                                                       1,800  Advent Software, Inc. (a)                                      65,178
                                                      27,929  Cadence Design Systems, Inc. (a)                              473,676
                                                       6,386  Fair Isaac Corp.                                              233,536
                                                       7,617  Jack Henry & Associates, Inc.                                 165,822
                                                       5,602  Macrovision Corp. (a)                                         132,711
                                                      15,637  McAfee, Inc. (a)                                              382,481
                                                       7,643  Mentor Graphics Corp. (a)                                     107,613

Master MidCap Index Series
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       5,348  The Reynolds & Reynolds Co. Class A                     $     211,299
                                                       9,339  Sybase, Inc. (a)                                              226,377
                                                      13,569  Synopsys, Inc. (a)                                            267,581
                                                       3,521  Transaction Systems Architects, Inc. Class A (a)              120,841
                                                       7,583  Wind River Systems, Inc. (a)                                   81,214
                                                                                                                      -------------
                                                                                                                          2,855,206
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 6.2%                                8,748  Abercrombie & Fitch Co. Class A                               607,811
                                                      10,275  Advance Auto Parts                                            338,458
                                                       5,500  Aeropostale, Inc. (a)                                         160,765
                                                      13,285  American Eagle Outfitters                                     582,282
                                                       7,420  AnnTaylor Stores Corp. (a)                                    310,601
                                                       5,276  Barnes & Noble, Inc.                                          200,171
                                                       6,583  Borders Group, Inc.                                           134,293
                                                      10,461  Carmax, Inc. (a)                                              436,328
                                                      12,700  Charming Shoppes, Inc. (a)                                    181,356
                                                      17,284  Chico's FAS, Inc. (a)                                         372,124
                                                       9,701  Claire's Stores, Inc.                                         282,881
                                                      15,225  Foot Locker, Inc.                                             384,431
                                                       7,300  GameStop Corp. Class A (a)                                    337,844
                                                      13,303  Michaels Stores, Inc.                                         579,213
                                                      10,923  O'Reilly Automotive, Inc. (a)                                 362,753
                                                      14,341  PETsMART, Inc.                                                397,963
                                                       7,373  Pacific Sunwear of California, Inc. (a)                       111,185
                                                       6,845  Payless Shoesource, Inc. (a)                                  170,440
                                                       9,217  Pier 1 Imports, Inc.                                           68,390
                                                       6,982  Rent-A-Center, Inc. (a)                                       204,503
                                                      14,481  Ross Stores, Inc.                                             367,962
                                                      10,775  Urban Outfitters, Inc. (a)                                    190,610
                                                      11,169  Williams-Sonoma, Inc.                                         361,764
                                                                                                                      -------------
                                                                                                                          7,144,128
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.7%                9,900  Hanesbrands, Inc. (a)                                         222,849
                                                       5,950  Polo Ralph Lauren Corp.                                       384,905
                                                       4,986  Timberland Co. Class A (a)                                    143,447
                                                                                                                      -------------
                                                                                                                            751,201
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.1%                      8,229  Astoria Financial Corp.                                       253,618
                                                      11,500  First Niagara Financial Group, Inc.                           167,670
                                                       7,051  IndyMac Bancorp, Inc.                                         290,219
                                                      25,138  New York Community Bancorp, Inc.                              411,760
                                                       8,929  The PMI Group, Inc.                                           391,179
                                                       8,361  Radian Group, Inc.                                            501,660
                                                       8,213  Washington Federal, Inc.                                      184,300
                                                       5,364  Webster Financial Corp.                                       252,698
                                                                                                                      -------------
                                                                                                                          2,453,104
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                         2,852  Universal Corp.                                               104,184
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.9%               12,502  Fastenal Co.                                                  482,202
                                                       5,395  GATX Corp.                                                    223,191
                                                       5,200  MSC Industrial Direct Co. Class A                             211,848
                                                       6,599  United Rentals, Inc. (a)                                      153,427
                                                                                                                      -------------
                                                                                                                          1,070,668
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%                                12,601  Aqua America, Inc.                                            276,466
-----------------------------------------------------------------------------------------------------------------------------------

Master MidCap Index Series
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.4%             4,558  Telephone & Data Systems, Inc.                          $     191,892
                                                       5,583  Telephone & Data Systems, Inc. (Special Shares)               228,066
                                                                                                                      -------------
                                                                                                                            419,958
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks (Cost - $79,062,506) - 93.5%          107,207,203
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Beneficial
                                                    Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                  $5,888,924  BlackRock Liquidity Series, LLC
                                                              Cash Sweep Series I, 5.18% (c)(e)                           5,888,924
                                                     578,250  BlackRock Liquidity Series, LLC
                                                              Money Market Series, 5.33% (c)(d)(e)                          578,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Short-Term Securities (Cost - $6,467,174) - 5.6%      6,467,174
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments (Cost - $85,529,680*) - 99.1%           113,674,377

                                                              Other Assets Less Liabilities - 0.9%                        1,002,750
                                                                                                                      -------------
                                                              Net Assets - 100.0%                                     $ 114,677,127
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $87,455,517
                                                                    ===========
      Gross unrealized appreciation                                 $29,688,672
      Gross unrealized depreciation                                  (3,469,812)
                                                                    -----------
      Net unrealized appreciation                                   $26,218,860
                                                                    ===========

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------
                                                                    Net             Interest
      Affiliate                                                  Activity            Income
      --------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I     $(17,953,574)        $ 567,948
      BlackRock Liquidity Series, LLC Money Market Series     $ (1,208,850)        $   5,891
      --------------------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Represents the current yield as of September 30, 2006.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------------------
      Number of                                Expiration          Face          Unrealized
      Contracts            Issue                  Date             Value        Appreciation
      --------------------------------------------------------------------------------------
          19        S&P 400 MidCap Index      December 2006     $7,098,706      $    126,994
      --------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master MidCap Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master MidCap Series of Quantitative Master Series Trust

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master MidCap Series of Quantitative Master Series Trust

Date: November 17, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Master MidCap Series of Quantitative Master Series Trust

Date: November 17, 2006